Note 9 - Stockholders' Equity	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9
. Stockholders’ Equity

Preferred Stock
— The Company has authorized
three
classes of preferred stock consisting of
200,000
shares of Six Percent (
6%
) Voting Cumulative Preferred Stock, par value
$0.25
(
“6%
Preferred”);
30,000
shares of Preferred Stock Without Par Value to be issued in series by the Board of Directors, none
of which are currently designated or outstanding; and
8,200,000
shares of Preferred Stock with
$.025
par value, Class A, to be issued in series by the Board of Directors (“Class A Preferred”). The Board of Directors has designated four
series of Class A Preferred including
10%
Cumulative Convertible Voting Preferred Stock—Series A (“Series A Preferred”);
10%
Cumulative Convertible Voting Preferred Stock—Series B (“Series B Preferred”); Convertible Participating Preferred Stock; and Convertible Participating Preferred Stock, Series
2003.

The Convertible Participating Preferred Stock and Convertible Participating Preferred Stock, Series
2003
are convertible at the holders’ option on a
one
-for-
one
basis into shares of Class A Common Stock, subject to antidilution adjustments. These series of preferred stock have the right to receive dividends and distributions at a rate equal to the amount of any dividends and distributions declared or made on the Class A Common Stock.
No
dividends were declared or paid on this preferred stock in fiscal
2019
or
2018.
In addition, these series of preferred stock have certain distribution rights upon liquidation. Upon conversion, shares of these series of preferred stock become authorized but unissued shares of Class A Preferred and may
be reissued as part of another series of Class A Preferred. As of
March
31,
2019,
the Company has an aggregate of
6,761,971
shares of non-designated Class A Preferred authorized for issuance.

The Convertible Participating Preferred Stock has a liquidation preference of
$12
per share and a stated value of
$11.931
per share. There were
37,529
shares outstanding as of
March
31,
2019
and
no
conversions during the year. The Convertible Participating Preferred Stock, Series
2003
was issued as partial consideration of the purchase price in the Chiquita Processed Foods acquisition. The
967,742
shares issued in that
2003
acquisition were valued at
$16.60
per share which represented the then market value of the Class A Common Stock into which the preferred shares were immediately convertible. This series has a liquidation preference of
$15.50
per share and has
500
shares outstanding as of
March
31,
2019.

There are
407,240
shares of Series A
10%
Preferred outstanding as of
March
31,
2019
which are convertible into
one
share of Class A Common Stock and
one
share of Class B Common stock for every
20
shares of Series A Preferred. There are
400,000
shares of Series B
10%
Preferred outstanding as of
March
31,
2019
which are convertible into
one
share of Class A Common Stock and
one
share of Class B Common Stock for every
30
shares of Series B
10%
Preferred. There are
200,000
shares of
6%
Preferred outstanding as of
March
31,
2019
which are callable at their par value at any time at the option of the Company. The Company paid dividends of
$20,000
on the Series A and Series B Preferred and
$3,000
on the
6%
Preferred during each of fiscal
2019
and
2018.

Common Stock
— The Class A Common Stock and the Class B Common Stock have substantially identical rights with respect to any dividends or distributions of cash or property declared on shares of common stock, and rank equally as to the right to receive proceeds on liquidation or dissolution of the Company after payment of the Company’s indebtedness and liquidation right to the holders of preferred shares. However, holders of Class B Common Stock retain a full vote per share, whereas the holders of Class A Common Stock have voting rights of
1/20th
of
one
vote per share on all matters as to which shareholders of the Company are entitled to vote. During
2019,
there were
no
shares of Class B Common Stock issued in lieu of cash compensation under the Company's Profit Sharing Bonus Plan.

Unissued shares of common stock reserved for conversion privileges of designated non-participating preferred stock were
33,695
of both Class A and Class B as of
March
31,
2019
and
2018.
Additionally, there were
38,029
shares of Class A reserved for conversion of the Participating Preferred Stock as of
March
31,
2019
and
2018.

Treasury Stock
— During
2019,
the Company repurchased
$7.7
million, or
250,624
shares of its Class A Common Stock and
$0.3
million or
9,330
shares of its Class B Common Stock. As of
March 31, 2019,
there is a total of
$75.7
million, or
2,613,921
shares, of repurchased stock. These shares are
not
considered outstanding. The Company contributed
$1.8
million or
55,129
treasury shares for the
401
(k) match in
2019
as described in Note
10,
Retirement Plans.